Segment information (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of analysis of lines of business
	06.30.2026
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	727,486	526,939	1,254,425	(3,074)	133,734	(5,722)	1,379,363
Costs	(602,060)	(124,161)	(726,221)	355	(134,709)	989	(859,586)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	-	(4,464)	-	-	3,732	(732)
Changes in the net realizable value of agricultural products after harvest	19,113	-	19,113	-	-	-	19,113
Gross profit / (loss)	140,075	402,778	542,853	(2,719)	(975)	(1,001)	538,158
Net (loss) / gain from fair value adjustment of investment properties	(5,504)	195,067	189,563	676	-	-	190,239
Gain from disposal of farmlands	633	-	633	-	-	-	633
General and administrative expenses	(56,565)	(96,484)	(153,049)	358	-	337	(152,354)
Selling expenses	(88,505)	(36,829)	(125,334)	215	-	415	(124,704)
Other operating results, net	(5,575)	(33,674)	(39,249)	(24)	597	95	(38,581)
Management fees	-	-	-	-	(27,169)	-	(27,169)
(Loss) / Profit from operations	(15,441)	430,858	415,417	(1,494)	(27,547)	(154)	386,222
Share of profit of associates and joint ventures	312	37,811	38,123	1,323	-	-	39,446
Segment (loss) / profit	(15,129)	468,669	453,540	(171)	(27,547)	(154)	425,668

Reportable assets	1,426,753	3,997,335	5,424,088	(2,546)	-	1,823,097	7,244,639
Reportable liabilities (*)	-	-	-	-	-	(4,090,132)	(4,090,132)
Net reportable assets	1,426,753	3,997,335	5,424,088	(2,546)	-	(2,267,035)	3,154,507
	06.30.2025
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	598,649	500,352	1,099,001	(2,900)	128,254	(3,519)	1,220,836
Costs	(516,513)	(116,996)	(633,509)	273	(128,974)	(3)	(762,213)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,658	-	23,658	-	-	3,047	26,705
Changes in the net realizable value of agricultural products after harvest	6,199	-	6,199	-	-	-	6,199
Gross profit / (loss)	111,993	383,356	495,349	(2,627)	(720)	(475)	491,527
Net gain from fair value adjustment of investment properties	16,649	12,199	28,848	(3,374)	-	-	25,474
Gain from disposal of farmlands	56,079	-	56,079	-	-	-	56,079
General and administrative expenses	(56,709)	(92,285)	(148,994)	399	-	354	(148,241)
Selling expenses	(79,093)	(32,196)	(111,289)	169	-	143	(110,977)
Other operating results, net	15,966	(22,970)	(7,004)	(5)	463	(124)	(6,670)
Management fees	-	-	-	-	(12,127)	-	(12,127)
Profit / (loss) from operations	64,885	248,104	312,989	(5,438)	(12,384)	(102)	295,065
Share of (loss) / profit of associates and joint ventures	(1,380)	33,830	32,450	3,462	-	-	35,912
Segment profit / (loss)	63,505	281,934	345,439	(1,976)	(12,384)	(102)	330,977

Reportable assets	1,386,939	3,685,868	5,072,807	(804)	-	1,724,003	6,796,006
Reportable liabilities (*)	-	-	-	-	-	(3,839,539)	(3,839,539)
Net reportable assets	1,386,939	3,685,868	5,072,807	(804)	-	(2,115,536)	2,956,467
	06.30.2024
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	672,565	503,744	1,176,309	(2,706)	110,690	(3,091)	1,281,202
Costs	(559,338)	(91,035)	(650,373)	301	(112,901)	-	(762,973)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,941	-	9,941	-	-	1,321	11,262
Changes in the net realizable value of agricultural products after harvest	13,357	-	13,357	-	-	-	13,357
Gross profit / (loss)	136,525	412,709	549,234	(2,405)	(2,211)	(1,770)	542,848
Net loss from fair value adjustment of investment properties	(13,879)	(636,004)	(649,883)	679	-	-	(649,204)
Gain from disposal of farmlands	97,960	-	97,960	-	-	-	97,960
General and administrative expenses	(62,705)	(95,802)	(158,507)	323	-	198	(157,986)
Selling expenses	(81,494)	(32,566)	(114,060)	247	-	1,383	(112,430)
Other operating results, net	51,955	(13,060)	38,895	(41)	781	162	39,797
Management fees	-	-	-	-	(17,288)	-	(17,288)
Profit / (loss) from operations	128,362	(364,723)	(236,361)	(1,197)	(18,718)	(27)	(256,303)
Share of (loss) /profit of associates and joint ventures	(2,018)	62,859	60,841	515	-	-	61,356
Segment profit / (loss)	126,344	(301,864)	(175,520)	(682)	(18,718)	(27)	(194,947)

Reportable assets	1,358,709	3,627,616	4,986,325	1,276	-	1,479,065	6,466,666
Reportable liabilities (*)	-	-	-	-	-	(3,557,680)	(3,557,680)
Net reportable assets	1,358,709	3,627,616	4,986,325	1,276	-	(2,078,615)	2,908,986

Schedule of reportable segments of the agriculture line of business
	06.30.2026
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	508,571	-	-	218,915	727,486
Costs	(446,397)	(492)	-	(155,171)	(602,060)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	-	-	-	(4,464)
Changes in the net realizable value of agricultural products after harvest	19,113	-	-	-	19,113
Gross profit / (loss)	76,823	(492)	-	63,744	140,075
Net loss from fair value adjustment of investment properties	-	(5,504)	-	-	(5,504)
Gain from disposal of farmlands	-	633	-	-	633
General and administrative expenses	(32,650)	(272)	(5,776)	(17,867)	(56,565)
Selling expenses	(55,954)	(49)	-	(32,502)	(88,505)
Other operating results, net	(7,760)	(2,035)	-	4,220	(5,575)
(Loss) / profit from operations	(19,541)	(7,719)	(5,776)	17,595	(15,441)
Share of profit / (loss) of associates and joint ventures	1,061	-	-	(749)	312
Segment (loss) / profit	(18,480)	(7,719)	(5,776)	16,846	(15,129)
Investment properties	-	114,619	-	-	114,619
Property, plant and equipment	774,960	54,186	-	3,825	832,971
Investments in associates and joint ventures	12,521	-	-	519	13,040
Other reportable assets	378,310	-	-	87,813	466,123
Reportable assets	1,165,791	168,805	-	92,157	1,426,753
	06.30.2025
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	436,668	-	-	161,981	598,649
Costs	(374,521)	(520)	-	(141,472)	(516,513)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,658	-	-	-	23,658
Changes in the net realizable value of agricultural products after harvest	6,199	-	-	-	6,199
Gross profit / (loss)	92,004	(520)	-	20,509	111,993
Net gain from fair value adjustment of investment properties	-	16,649	-	-	16,649
Gain from disposal of farmlands	-	56,079	-	-	56,079
General and administrative expenses	(31,061)	(115)	(7,913)	(17,620)	(56,709)
Selling expenses	(47,656)	(2,073)	-	(29,364)	(79,093)
Other operating results, net	7,995	4,670	-	3,301	15,966
Profit / (loss) from operations	21,282	74,690	(7,913)	(23,174)	64,885
Share of profit / (loss) of associates and joint ventures	492	-	-	(1,872)	(1,380)
Segment profit / (loss)	21,774	74,690	(7,913)	(25,046)	63,505

Investment properties	-	98,832	-	-	98,832
Property, plant and equipment	777,392	57,846	-	4,860	840,098
Investments in associates and joint ventures	12,140	-	-	304	12,444
Other reportable assets	331,863	-	-	103,702	435,565
Reportable assets	1,121,395	156,678	-	108,866	1,386,939
	06.30.2024
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	499,707	-	-	172,858	672,565
Costs	(445,067)	(425)	-	(113,846)	(559,338)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,941	-	-	-	9,941
Changes in the net realizable value of agricultural products after harvest	13,357	-	-	-	13,357
Gross profit / (loss)	77,938	(425)	-	59,012	136,525
Net loss from fair value adjustment of investment properties	-	(13,879)	-	-	(13,879)
Gain from disposal of farmlands	-	97,960	-	-	97,960
General and administrative expenses	(36,570)	(117)	(8,533)	(17,485)	(62,705)
Selling expenses	(53,874)	(2,214)	-	(25,406)	(81,494)
Other operating results, net	15,825	25,575	-	10,555	51,955
Profit / (loss) from operations	3,319	106,900	(8,533)	26,676	128,362
Share of profit / (loss) of associates and joint ventures	2,886	-	-	(4,904)	(2,018)
Segment profit / (loss)	6,205	106,900	(8,533)	21,772	126,344

Investment properties	-	120,133	-	-	120,133
Property, plant and equipment	834,142	2,348	-	6,165	842,655
Investments in associates	12,468	-	-	2,380	14,848
Other reportable assets	258,173	4,834	-	118,066	381,073
Reportable assets	1,104,783	127,315	-	126,611	1,358,709

Summary of analysis of urban properties and investments
	06.30.2026
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	368,822	29,203	28,866	88,748	11,300	526,939
Costs	(37,569)	(3,678)	(18,039)	(60,202)	(4,673)	(124,161)
Gross profit	331,253	25,525	10,827	28,546	6,627	402,778
Net gain / (loss) from fair value adjustment of investment properties (i)	260,615	(24,770)	(43,469)	-	2,691	195,067
General and administrative expenses	(41,821)	(2,537)	(19,078)	(13,344)	(19,704)	(96,484)
Selling expenses	(23,837)	(1,196)	(3,812)	(6,104)	(1,880)	(36,829)
Other operating results, net	(603)	84	(29,670)	(437)	(3,048)	(33,674)
Profit / (Loss) from operations	525,607	(2,894)	(85,202)	8,661	(15,314)	430,858
Share of profit of associates and joint ventures	-	-	-	-	37,811	37,811
Segment profit / (loss)	525,607	(2,894)	(85,202)	8,661	22,497	468,669
Investment and trading properties	2,259,987	316,252	1,054,648	-	5,429	3,636,316
Property, plant and equipment	5,540	1,007	17,672	64,548	4,052	92,819
Investment in associates and joint ventures	-	-	-	-	253,633	253,633
Other reportable assets	2,963	2,368	-	1,088	8,148	14,567
Reportable assets	2,268,490	319,627	1,072,320	65,636	271,262	3,997,335
	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	361,288	26,796	17,042	86,266	8,960	500,352
Costs	(27,651)	(2,326)	(23,944)	(57,625)	(5,450)	(116,996)
Gross profit / (loss)	333,637	24,470	(6,902)	28,641	3,510	383,356
Net gain / (loss) from fair value adjustment of investment properties	592,917	(198,907)	(381,050)	-	(761)	12,199
General and administrative expenses	(38,728)	(3,158)	(15,498)	(15,988)	(18,913)	(92,285)
Selling expenses	(18,077)	(1,190)	(4,161)	(6,747)	(2,021)	(32,196)
Other operating results, net	(668)	243	(25,468)	(633)	3,556	(22,970)
Profit / (Loss) from operations	869,081	(178,542)	(433,079)	5,273	(14,629)	248,104
Share of profit of associates and joint ventures	-	-	-	-	33,830	33,830
Segment profit / (loss)	869,081	(178,542)	(433,079)	5,273	19,201	281,934

Investment and trading properties	1,947,450	337,699	1,049,704	-	2,812	3,337,665
Property, plant and equipment	6,340	682	35,668	63,542	5,486	111,718
Investment in associates and joint ventures	-	-	-	-	226,631	226,631
Other reportable assets	2,738	2,332	-	780	4,004	9,854
Reportable assets	1,956,528	340,713	1,085,372	64,322	238,933	3,685,868
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	334,495	30,243	17,215	114,637	7,154	503,744
Costs	(19,949)	(2,201)	(9,950)	(53,885)	(5,050)	(91,035)
Gross profit	314,546	28,042	7,265	60,752	2,104	412,709
Net loss from fair value adjustment of investment properties	(27,810)	(129,562)	(478,094)	-	(538)	(636,004)
General and administrative expenses	(40,232)	(3,839)	(16,404)	(17,394)	(17,933)	(95,802)
Selling expenses	(16,770)	(335)	(6,025)	(7,829)	(1,607)	(32,566)
Other operating results, net	(5,288)	(117)	(7,085)	(2,106)	1,536	(13,060)
Profit / (Loss) from operations	224,446	(105,811)	(500,343)	33,423	(16,438)	(364,723)
Share of profit of associates and joint ventures	-	-	-	-	62,859	62,859
Segment profit / (loss)	224,446	(105,811)	(500,343)	33,423	46,421	(301,864)

Investment and trading properties	1,285,286	565,226	1,329,248	-	4,210	3,183,970
Property, plant and equipment	4,052	603	35,680	57,163	5,589	103,087
Investment in associates and joint ventures	-	-	-	-	231,573	231,573
Other reportable assets	1,739	1,318	100,710	1,266	3,953	108,986
Reportable assets	1,291,077	567,147	1,465,638	58,429	245,325	3,627,616